Exceptional items - Summary of Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Exceptional Items [abstract]
Restructuring	$ (170)	$ (363)	[1]	$ (447)	[1]
Acquisition costs business combinations	(23)	(73)	[1]	(123)	[1]
Business and asset disposal (including impairment losses)	(50)	(26)	[1]	(39)	[1]
Brazil State tax regularization program	(74)
Cost related to public offering of minority stake in Budweiser APAC	(6)
Provision for EU investigation		(230)	[1]		[1]
Impact on profit from operations	$ (323)	$ (692)		$ (609)

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.